PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries	12 Months Ended
Dec. 31, 2018
Banking and financial services [Member] | Lloyds Bank plc [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	England
Percentage of equity share capital and voting rights held	100.00%
Banking and financial services [Member] | Bank of Scotland plc [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	Scotland
Percentage of equity share capital and voting rights held		[1]
Banking and financial services [Member] | Lloyds Bank Corporate Markets plc [member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	England
Percentage of equity share capital and voting rights held	100.00%
Life assurance [Member] | Scottish Widows Limited [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	Scotland
Percentage of equity share capital and voting rights held		[1]
Holding company [Member] | HBOS plc [Member]
PARENT COMPANY DISCLOSURES (Details) - Interests In Subsidiaries [Line Items]
Country of registration/Incorporation	Scotland
Percentage of equity share capital and voting rights held		[1]

[1]	Indirect interest.